Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
2. Segment Information
In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees (“ULSG”) business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.
Annuities
The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders’ needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.
Life
The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders’ needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.
Run-off
The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.
Corporate & Other
Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company’s outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife’s U.S. insurance business sold direct to consumers.
Financial Measures and Segment Accounting Policies
Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company’s GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company’s performance and facilitates comparisons to industry results.
Operating earnings is defined as operating revenues less operating expenses, both net of income tax.
The following are excluded from total revenues in calculating operating revenues:

•	Net investment gains (losses);

•
Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

•	Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees (“GMIB Fees”);

•	Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Results of discontinued operations and other businesses that have been or will be sold or exited by the Company (“Divested Businesses”).
The following are excluded from total expenses in calculating operating expenses:

•
Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs (“GMIB Costs”) and market value adjustments associated with surrenders or terminations of contracts;

•
Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

•	Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

•	Results of discontinued operations and Divested Businesses;

•	Amounts related to securitization entities that are VIEs consolidated under GAAP;

•	Goodwill impairment; and

•	Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.
The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company’s effective tax rate.
Set forth in the tables below is certain financial information with respect to the Company’s segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company’s consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.
The internal capital model is a MetLife developed risk capital model that reflects management’s judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company’s long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company’s business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife’s historical model.
The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.
Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company’s consolidated net investment income or net income (loss).
Net investment income is based upon the actual results of each segment’s specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company’s product pricing.

	Operating Results
Year Ended December 31, 2016	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax operating earnings	$1,494	$6	$(249)	$23	$1,274
Provision for income tax expense (benefit)	441	—	(90)	(10)	341
Operating earnings	$1,053	$6	$(159)	$33	933
Adjustments for:
Net investment gains (losses)					(67)
Net derivative gains (losses)					(5,770)
Other adjustments to net income					98
Provision for income tax (expense) benefit					2,031
Net income (loss)					$(2,775)

Inter-segment revenues	$716	$(722)	$135	$20
Interest revenue	$1,446	$351	$1,411	$197
Interest expense	$—	$—	$60	$67

At December 31, 2016	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Total assets	$146,224	$12,296	$40,575	$12,330	$211,425
Separate account assets	$100,209	$1,671	$3,466	$—	$105,346
Separate account liabilities	$100,209	$1,671	$3,466	$—	$105,346

	Operating Results
Year Ended December 31, 2015	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax operating earnings	$1,339	$(56)	$713	$(77)	$1,919
Provision for income tax expense (benefit)	329	(21)	247	(43)	512
Operating earnings	$1,010	$(35)	$466	$(34)	1,407
Adjustments for:
Net investment gains (losses)					5
Net derivative gains (losses)					(497)
Other adjustments to net income					(262)
Provision for income tax (expense) benefit					265
Net income (loss)					$918

Inter-segment revenues	$595	$(695)	$118	$215
Interest revenue	$1,266	$313	$1,551	$97
Interest expense	$—	$—	$60	$69

At December 31, 2015	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Total assets	$142,646	$13,242	$44,176	$15,552	$215,616
Separate account assets	$101,714	$1,580	$3,233	$—	$106,527
Separate account liabilities	$101,714	$1,580	$3,233	$—	$106,527

	Operating Results
Year Ended December 31, 2014	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax operating earnings	$1,182	$(7)	$824	$(16)	$1,983
Provision for income tax expense (benefit)	281	(4)	283	(21)	539
Operating earnings	$901	$(3)	$541	$5	1,444
Adjustments for:
Net investment gains (losses)					(489)
Net derivative gains (losses)					294
Other adjustments to net income					(720)
Provision for income tax (expense) benefit					278
Net income (loss)					$807

Inter-segment revenues	$849	$(575)	$23	$36
Interest revenue	$1,119	$359	$1,518	$66
Interest expense	$—	$5	$60	$68

Reconciliation of Company operating revenues to total revenues:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Annuities	$4,423	$4,665	$4,790
Life	1,036	881	897
Run-off	2,313	2,366	2,319
Total segment	7,772	7,912	8,006
Corporate & Other	338	398	314
Net investment gains (losses)	(67)	5	(489)
Net derivative gains (losses)	(5,770)	(497)	294
Other adjustments	(13)	54	245
Total	$2,260	$7,872	$8,370

The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Annuity products	$3,411	$3,701	$4,110
Life insurance products	1,552	1,529	1,466
Other products	23	133	5
Total	$4,986	$5,363	$5,581
Substantially all of the Company’s consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.
Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.